VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Current Assets
Cash and cash equivalents	¥ 3,809,279	$ 562,054	¥ 1,817,620	$ 268,188	¥ 12,344,929	¥ 18,094,586
Notes receivable	6,112,960	901,960	4,660,177
Trade accounts receivable, net	39,425,911	5,817,245	38,097,626
Total current assets	68,387,075	10,090,429	74,322,220
Total Assets	71,155,045	10,498,840	79,450,314
LIABILITIES
Trade accounts payable	8,352,870	1,232,456	7,540,430
Taxes payable	684,721	101,030	755,880
Total current liabilities	29,445,757	4,344,686	29,850,518
Variable Interest Entity, Primary Beneficiary [Member]
Current Assets
Cash and cash equivalents	3,506,540	517,386	619,430
Notes receivable	6,112,960	901,960	4,660,177
Trade accounts receivable, net	39,425,911	5,817,245	38,097,626
Purchase advances, net	11,476,000	1,693,270	1,323,305
Other assets	7,450,483	1,099,310	25,584,030
Total current assets	67,971,894	10,029,171	70,284,568
Non-current assets	2,757,404	406,852	5,113,193
Total Assets	70,729,298	10,436,023	75,397,761
LIABILITIES
Trade accounts payable	8,352,870	1,232,456	7,540,430
Taxes payable	684,721	101,030	755,881
Other liabilities	16,372,863	2,415,796	19,025,594
Total current liabilities	25,410,454	3,749,282	27,321,905
Total Liabilities	¥ 25,410,454	$ 3,749,282	¥ 27,321,905